Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Professional services	$ 132	$ 99
Tax accruals	544	122
Agent Fees	4	311
Other	303	66
Total accrued expenses and other liabilities	$ 983	$ 598